Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share of Common Stock
The following table presents the computation of basic and diluted (loss) earnings per share:

	For the year ended December 31,
($ and shares in thousands, except per share amounts)	2018	2017	2016
Numerator:
Net (loss) income attributable to IGT PLC	(21,350)	(1,068,576)	211,337

Denominator:
Weighted-average shares - basic	204,083	203,130	201,511
Incremental shares under stock based compensation plans	—	—	703
Weighted-average shares - diluted	204,083	203,130	202,214

Basic (loss) earnings per share attributable to IGT PLC	(0.10)	(5.26)	1.05
Diluted (loss) earnings per share attributable to IGT PLC	(0.10)	(5.26)	1.05